UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	August 22, 2012 to September 21, 2012

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

GE Capital Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Title of Class
Series 2009-4, Class A	☐	☐	☒	___________
Series 2010-1, Class A	☐	☐	☒	___________
Series 2010-2, Class A	☐	☐	☒	___________
Series 2010-3, Class A	☐	☐	☒	___________
Series 2011-1, Class A	☐	☐	☒	___________
Series 2011-1, Class B	☐	☐	☒	___________
Series 2011-2, Class A	☐	☐	☒	___________
Series 2011-2, Class B	☐	☐	☒	___________
Series 2011-3, Class A	☐	☐	☒	___________
Series 2011-3, Class B	☐	☐	☒	___________
Series 2012-1, Class A	☐	☐	☒	___________
Series 2012-1, Class B	☐	☐	☒	___________
Series 2012-2, Class A	☐	☐	☒	___________
Series 2012-2, Class B	☐	☐	☒	___________
Series 2012-3, Class A	☐	☐	☒	___________
Series 2012-3, Class B	☐	☐	☒	___________
Series 2012-4, Class A	☐	☐	☒	___________
Series 2012-4, Class B	☐	☐	☒	___________
Series 2012-5, Class A	☐	☐	☒	___________
Series 2012-5, Class B	☐	☐	☒	___________
Series 2012-6, Class A	☐	☐	☒	___________
Series 2012-6, Class B	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12 and 99.13.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by GE Capital Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period August 22, 2012 through September 21, 2012. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2012. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

Item 3. Sales of Securities and Use of Proceeds

Issuance of 2012-6 Notes

On August 29, 2012, GE Capital Credit Card Master Note Trust (the “Trust”) issued $1,000,000,000 of Series 2012-6 Class A Asset Backed Notes (the “2012-6 Class A Notes”), $126,182,965 of Series 2012-6 Class B Asset Backed Notes (the “2012-6 Class B Notes”) and $85,173,501 of Series 2012-6 Class C Asset Backed Notes (the “2012-6 Class C Notes”), described in a Prospectus Supplement dated August 22, 2012 to a Prospectus dated August 21, 2012.  The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-6 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on August 31, 2012.

Sale of Series 2012-4, Class B Notes

On August 29, 2012, the Trust sold $50,491,803 of Series 2012-4, Class B Asset Backed Notes (the “Class B Series 2012-4 Notes”), described in a Prospectus Supplement dated August 27, 2012 to a Prospectus dated August 21, 2012.

Use of Proceeds – Series 2012-4, Class B Notes

The public offering of the Class B Series 2012-4 Notes was made under the registration statement (the “Registration Statement”) on Form S-3 (File No. 333-181466 and file No. 333-181466-01) filed with the Securities and Exchange Commission on May 16, 2012 (as amended by pre-effective amendment no. 1 on July 16, 2012 and pre-effective amendment no. 2 on August 6, 2012) and declared effective on August 10, 2012.

The public offering of the Class B Series 2012-4 Notes terminated on August 29, 2012 upon the sale of all of the Class B Series 2012-4 Notes. The underwriter of the Class B Notes Series 2012-4 Notes was RBS Securities Inc.

During the period from the effective date of the Registration Statement through the current reporting period, the amount of expenses incurred in connection with the issuance and distribution of the Class B Series 2012-4 Notes with respect to underwriting commissions and discounts was $176,721.31.  After deducting the underwriting commissions and discounts described in the preceding sentence, the net offering proceeds to the Trust before expenses for the Class B Series 2012-4 Notes are $50,526,137.43. Other expenses, including legal fees and other costs and expenses are reasonably estimated to be $100,000.00 and net proceeds to the Trust, after deduction of expenses, are reasonably estimated to be $50,426,137.43. With respect to the payment of these other expenses and costs, all direct or indirect payments were made to persons other than persons who are (a) directors or officers of the Trust, or (b) owners of 10 percent or more of any class of securities of the Trust.

The net proceeds to RFS Holding, L.L.C., after deducting the underwriting commissions and discounts, and expenses above, were used to purchase credit card receivables from GE Capital Retail Bank ( the “Bank”), an affiliate of RFS Holding, L.L.C., and to repay intercompany indebtedness owed by RFS Holding, L.L.C. to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from the Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Trust or (b) owners of 10 percent or more of any class of securities of the Trust.

Item 8 Other Information.

Trust Performance
	Sep-12	Aug-12	Jul-12	3-Month Avg
Gross Trust Yield	27.79%	27.29%	25.01%	26.70%
Gross Charge-Off Rate	6.45%	6.79%	6.67%	6.64%
Trust excess spread percentage	18.00%	17.23%	15.13%	16.79%
Payment Rate	14.63%	13.77%	13.24%	13.88%

Delinquency Data
1-29 Days Delinquent	4.32%	3.74%	3.93%	4.00%
30-59 Days Delinquent	1.27%	1.25%	1.24%	1.25%
60-89 Days Delinquent	0.87%	0.87%	0.83%	0.86%
90-119 Days Delinquent	0.68%	0.66%	0.63%	0.65%
120-149 Days Delinquent	0.55%	0.54%	0.51%	0.54%
150-179 Days Delinquent	0.48%	0.42%	0.47%	0.46%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$17.1	$17.1	$17.2	$17.1

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for October 15, 2012 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for October 15, 2012 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for October 15, 2012 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for October 15, 2012 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for October 15, 2012 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for October 15, 2012 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for October 15, 2012 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for October 15, 2012 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for October 15, 2012 Payment Date.
99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for October 15, 2012 Payment Date.
99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for October 15, 2012 Payment Date.
99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for October 15, 2012 Payment Date.
99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-6, for October 15, 2012 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: October 15, 2012	By:	/s/ Joseph Ressa
Name: Joseph Ressa
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for October 15, 2012 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for October 15, 2012 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for October 15, 2012 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for October 15, 2012 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for October 15, 2012 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for October 15, 2012 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for October 15, 2012 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for October 15, 2012 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for October 15, 2012 Payment Date.
99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for October 15, 2012 Payment Date.
99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for October 15, 2012 Payment Date.
99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for October 15, 2012 Payment Date.
99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-6, for October 15, 2012 Payment Date.